Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
500000	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
							RB	B	B	B
500002	1						RA	A	A	A
500003	2	[2] Initial TIL Missing					RB	B	B	B
500004	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
500005	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Initial Tax Authorization Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing

APR is underdisclosed by .2551 which exceeds the .125 tolerance.
Finance charges are under-disclosed by $24,106.17 which exceeds the $100 tolerance for purchase transactions.  While the Low Down Payment Addendum to the Note indicates a margin reduction of 1.625% after 162 months, said margin reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
500006	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing					RB	B	B	B
500007	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice of Right to Select Attorney					RB	B	B	B
500008	2	[2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
500010	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing					RB	B	B	B
500011	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
							RB	B	B	B
500013	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					RB	B	B	B
500014	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					RA	A	A	A
500015	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Initial Tax Authorization Notice
[2]   Initial TIL Missing
							RB	B	B	B
500016	3	[3] TIL Incomplete [2] Initial GFE Missing [2] Initial TIL Missing	The TIL is incomplete as it has an interest only period of 10 years whereas the Note is only 60 months of interest only.	NO		TNR Testing Not Required	RB	B	B	B